SUBSEQUENT EVENTS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

NOTE 11. — SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below and as described in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 27, 2021, the Panel granted the Company’s request for continued listing of the Company’s equity securities on the Nasdaq Capital Market pursuant to an extension, subject to certain milestones, through June 1, 2021 so that the Company may seek to complete an initial business combination and regain compliance with the listing rules. If the Company does not regain compliance with the Rule by the required date, Nasdaq would delist the Company’s equity securities from the Nasdaq Capital Market.

On January 31, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Ensysce, and EB Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), relating to a proposed business combination transaction between the Company and Ensysce.

Pursuant to the Merger Agreement, Merger Sub will merge with and into Ensysce, with Ensysce surviving such merger as a wholly owned subsidiary of the Company and the stockholders of Ensysce becoming stockholders of the Company (the “Merger”).

Ensysce’s issued and outstanding share capital as of immediately prior to the Merger Effective Time will, at the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (collectively, the “Transaction”), be canceled and converted into the right to receive the Company’s common stock, par value $0.0001 per share (the “LACQ Common Stock”) calculated based on an exchange ratio of 0.06585 (the “Exchange Ratio”).

The Transaction will be consummated subject to the deliverables and provisions as further described in the Merger Agreement.

On January 31, 2021, the underwriters of the Company’s initial public offering agreed to reduce the total deferred underwriting fee that is to be paid to such underwriters upon the consummation of the Company’s initial business combination to $2,000,000, which may under certain situations be payable in the form of LACQ Common Stock.

On January 31, 2021, the Company and GTWY Holdings entered into an amendment to the Gateway Promissory Note to permit conversion of all or a portion of the promissory note into warrants at a price of $1.00 per warrant. In connection with such amendment, GTWY Holdings elected to convert the full principal balance of the Gateway Promissory Note into 566,288 warrants.

On February 23, 2021, the Company entered into a fourth amendment to the Company’s Expense Advancement Agreement with its sponsors and strategic investor to increase the total amount of advances available to the Company under the agreement by $160,000. The promissory notes covering the prior loan balance in the aggregate amount of $300,000 was amended and restated on February 24, 2021 in order to reflect the incremental increase of the total amount of advances available to the Company thereunder to $460,000 and all of which increase was drawn on February 24, 2021.

Ensysce Biosciences, Inc [Member]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

On July 2, 2021, the Company’s shares became publicly listed on Nasdaq under the ticker symbol ENSC. Pursuant to the terms of a $60.0 million share subscription facility, the public listing caused the Company to issue to an investor 1,106,108 warrants with an exercise price of $10.01 per share and a three-year contractual term. In addition, on the July 2, 2021 public listing date, the Company became obligated to pay a commitment fee of $1.2 million, with $800,000 due on the first anniversary of the public listing date and $400,000 due on the 18-month anniversary of the public listing date. The commitment fee may be paid from the proceeds of a draw against the facility or in freely tradable common stock of the Company.

On July 12, 2021, following the Business Combination with LACQ, the Company’s former financial advisor filed an action against the Company and its Chief Executive Officer alleging that the common stock and warrants issued to the former advisor in satisfaction of its advisory fee should have been registered and immediately tradeable. On August 3, 2021, the parties entered into a settlement agreement whereby the former advisor would have their common stock and the common stock underlying their warrants registered on the Company’s resale Registration Statement on Form S-1 that it initially filed on August 9, 2021 (the “Resale Registration Statement”). In addition, the warrants would be modified to allow for cashless exercise and to reduce the exercise price from $11.50/share to $10.00/share. In consideration for this, both parties agreed to release the other from any past, present or future claims. In addition, the former advisor agreed to immediately stay the proceedings and inform the Superior Court of a conditional settlement and to dismiss the lawsuit with prejudice five days following the effectiveness of the Resale Registration Statement.

On July 15, 2021, the Company repaid the outstanding 2020 promissory notes and 2021 promissory notes in full.

On July 22, 2021, the Company engaged consultants to perform certain public and investor relations services in consideration for 500,000 shares of common stock issuable upon exercise of 500,000 warrants with a five-year term and an exercise price of $6.28, 50,000 shares of common stock, and 200,000 restricted stock units. The restricted stock units vest over one year with 50% of the vesting contingent upon certain market conditions.

NOTE 12 - SUBSEQUENT EVENTS

The Company evaluated subsequent events requiring recording or disclosure in the consolidated financial statements for the year ended December 31, 2020 and concluded that no events have occurred that would require recognition or disclosure in the consolidated financial statements except as described below:

Financing Activities

In January 2021, the Company issued a convertible promissory note for proceeds of $50,000. The note contains the same terms as the 2018 convertible notes discussed in Note 7.

Merger

In January 2021, the Company entered into a definitive merger agreement with a SPAC. The merger was completed on June 30, 2021. In connection with the merger, outstanding shares of Ensysce (including shares resulting from the conversion of Ensysce’s convertible debt prior to closing) were converted in the business combination into shares of the SPAC at an exchange ratio of 0.06585. In addition, Ensysce’s existing options and warrants were exchanged for equivalent securities in the SPAC on their existing terms (with standard adjustments to exercise price and underlying shares, consistent with the foregoing exchange ratio). All references in these consolidated financial statements to shares and per share amounts prior to the merger have been retroactively restated to reflect the exchange ratio of 0.06585.

In January 2021, the Company terminated an agreement with a strategic advisor. Under terms of the termination agreement, the strategic advisor accepted 500,000 private placement warrants to purchase the SPAC’s common stock and 500,000 shares of the SPAC’s common stock. The securities will be issued upon the Company’s consummation of a business combination with the SPAC; if such a business combination is not consummated for any reason, the arrangement will be nullified and the strategic advisor would be eligible to receive a transaction fee if the Company completes a transaction within one year of termination of the agreement.

In July 2021, following the completion of the merger with a SPAC, the Company’s shares became publicly listed on Nasdaq. Therefore, in addition to its working capital, the Company now has access to its $60.0 million share subscription facility for a 36-month term following the public listing of the Company’s common stock.